Segment Reporting	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting

The Partnership has the following reportable segments, the LNG segment, LPG segment and the conventional tanker segment. The Partnership sold its two remaining conventional tankers, the Toledo Spirit and the Alexander Spirit, in January and October 2019, respectively.

The following tables include results for the Partnership’s segments for the periods presented in these unaudited consolidated financial statements.

	Three Months Ended June 30,
	2020
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	137,822	10,383	—	148,205
Voyage expenses	(806)	(4,523)	—	(5,329)
Vessel operating expenses	(24,599)	(3,808)	—	(28,407)
Time-charter hire expenses	(5,368)	—	—	(5,368)
Depreciation and amortization	(30,566)	(1,063)	—	(31,629)
General and administrative expenses(i)	(7,251)	(632)	—	(7,883)
Income from vessel operations	69,232	357	—	69,589
Equity income	27,795	4,360	—	32,155

	Three Months Ended June 30,
	2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	141,833	8,858	2,369	153,060
Voyage (expenses) recoveries	(3,484)	(2,542)	3	(6,023)
Vessel operating expenses	(23,146)	(3,630)	(681)	(27,457)
Time-charter hire expenses	(3,080)	—	—	(3,080)
Depreciation and amortization	(33,139)	(2,030)	(169)	(35,338)
General and administrative expenses(i)	(5,051)	(345)	(271)	(5,667)
Restructuring charges	—	—	(818)	(818)
Income from vessel operations	73,933	311	433	74,677
Equity income (loss)	3,377	(1,639)	—	1,738

	Six Months Ended June 30,
	2020
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	270,392	17,700	—	288,092
Voyage expenses	(1,835)	(5,811)	—	(7,646)
Vessel operating expenses	(46,691)	(7,820)	—	(54,511)
Time-charter hire expenses	(11,290)	—	—	(11,290)
Depreciation and amortization	(61,158)	(3,110)	—	(64,268)
General and administrative expenses(i)	(13,004)	(1,046)	—	(14,050)
Write-down of vessels	—	(45,000)	—	(45,000)
Income (loss) from vessel operations	136,414	(45,087)	—	91,327
Equity income	27,977	4,551	—	32,528

	Six Months Ended June 30,
	2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	279,655	18,018	5,131	302,804
Voyage (expenses) recoveries	(4,722)	(7,212)	136	(11,798)
Vessel operating expenses	(43,701)	(7,982)	(1,875)	(53,558)
Time-charter hire expenses	(8,671)	—	—	(8,671)
Depreciation and amortization	(64,825)	(3,951)	(688)	(69,464)
General and administrative expenses(i)	(11,014)	(908)	(377)	(12,299)
Restructuring charges	—	—	(2,976)	(2,976)
Income (loss) from vessel operations	146,722	(2,035)	(649)	144,038
Equity income (loss)	10,870	(3,554)	—	7,316

(i)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets to total assets presented in the consolidated balance sheets is as follows:

	June 30, 2020	December 31, 2019
	$	$
Total assets of the liquefied natural gas segment	4,482,374	4,924,627
Total assets of the liquefied petroleum gas segment	277,349	319,695
Unallocated:
Cash and cash equivalents	226,328	160,221
Advances to affiliates	3,025	5,143
Consolidated total assets	4,989,076	5,409,686